Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.2%)
Alphabet, Inc. - Class A *	21,350	24,808
Alphabet, Inc. - Class C *	21,406	24,891
Facebook, Inc. - Class A *	282,245	47,078

Total		96,777

Consumer Discretionary (18.0%)
Alibaba Group Holding,
Ltd., ADR *	274,155	53,318
Amazon.com, Inc. *	32,178	62,738
Starbucks Corp.	259,482	17,058
Yum China Holdings, Inc.	277,863	11,845
Yum! Brands, Inc.	161,021	11,035

Total		155,994

Consumer Staples (7.9%)
Colgate-Palmolive Co.	238,302	15,814
Danone SA, ADR	776,466	9,888
Monster Beverage Corp. *	512,101	28,811
The Procter & Gamble Co.	123,035	13,534

Total		68,047

Energy (0.7%)
Schlumberger, Ltd.	437,733	5,905

Total		5,905

Common Stocks (99.1%)	Shares/ Par +	Value $(000’s)
Financials (3.5%)
FactSet Research Systems, Inc.	58,972	15,373
SEI Investments Co.	330,206	15,302

Total		30,675

Health Care (19.7%)
Amgen, Inc.	72,287	14,655
Cerner Corp.	290,646	18,308
Illumina, Inc. *	26,227	7,163
Intuitive Surgical, Inc. *	5,074	2,513
Merck & Co., Inc.	124,441	9,574
Novartis AG, ADR	235,003	19,376
Novo Nordisk A/S, ADR	377,866	22,748
Regeneron Pharmaceuticals, Inc. *	79,630	38,882
Roche Holding AG, ADR	769,310	31,211
Varian Medical Systems, Inc. *	63,506	6,519

Total		170,949

Industrials (6.0%)
The Boeing Co.	74,037	11,042
Deere & Co.	140,938	19,472
Expeditors International of Washington, Inc.	318,216	21,231

Total		51,745

Information Technology (32.1%)
Autodesk, Inc. *	226,493	35,356
Automatic Data Processing, Inc.	52,224	7,138
Cisco Systems, Inc.	498,212	19,585

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Microsoft Corp.	243,050	38,331
NVIDIA Corp.	125,595	33,107
Oracle Corp.	828,902	40,061
QUALCOMM, Inc.	253,450	17,146
Salesforce.com, Inc. *	151,877	21,867
Visa, Inc. - Class A	356,772	57,483
Workday, Inc. - Class A *	62,464	8,134

Total		278,208

Total Common Stocks (Cost: $597,532)		858,300

Short-Term Investments (0.9%)
Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	7,892,404	7,892

Total		7,892

Total Short-Term Investments (Cost: $7,892)		7,892

Total Investments (100.0%) (Cost: $605,424)@		866,192

Other Assets, Less Liabilities (0.0%)		294

Net Assets (100.0%)		866,486

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $605,424 and the net unrealized appreciation of investments based on that cost was $260,768 which is comprised of $293,056 aggregate gross unrealized appreciation and $32,288 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$858,300	$—	$—
Short-Term Investments	7,892	—	—

Total Assets:	$866,192	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand